Revenue - Future minimum receipts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	$ 10,454,231	$ 10,506,501	$ 7,847,250
Bottom of range | Space on towers
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Term of leases	5 years
Top of range | Space on towers
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Term of leases	20 years
Within one year
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	$ 1,597,832	1,589,439	1,284,692
1-2 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	1,311,962	1,478,221	1,177,665
2-3 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	1,236,565	1,194,924	1,083,942
3-4 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	1,197,965	1,136,303	847,224
4-5 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	1,129,060	1,098,901	749,839
After 5 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	$ 3,980,847	$ 4,008,713	$ 2,703,888